Financial risk management and derivative financial instruments - Disclosure of Detailed Information About Hedging Instruments (Detail) £ in Millions, Euro in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) GBP (£) Euro	Dec. 31, 2020 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument- Fair value | $	$ (40)	$ 7
Cash flow hedge of November 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument - Maturity	May 2027
Hedging instrument-Risk	Foreign exchange
Hedging instrument-Type	Cash flow
Hedging instrument-Hedged item	500m 2.125% bonds 2027
Cash flow hedge of November 2018 [Member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging insrumnt- Intrest rate	3.50%
Cash flow hedge of November 2018 [Member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging insrumnt- Intrest rate	2.125%
Cash flow hedge of November 2018 [Member] | Pay Hedging Instrument [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument- Payleg | £	436
Cash flow hedge of November 2018 [Member] | Receive Hedging Instrument [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument- Receive leg | Euro	500
Cash flow hedge of October 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument - Maturity	October 2024
Hedging instrument-Risk	Foreign exchange
Hedging instrument-Type	Cash flow
Hedging instrument-Hedged item	500m 1.625% bonds 2024
Cash flow hedge of October 2020 [Member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging insrumnt- Intrest rate	2.70%
Cash flow hedge of October 2020 [Member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging insrumnt- Intrest rate	1.625%
Cash flow hedge of October 2020 [Member] | Pay Hedging Instrument [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument- Payleg | £	454
Cash flow hedge of October 2020 [Member] | Receive Hedging Instrument [member]
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument- Receive leg | Euro	500